OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2019
Disclosure of analysis of other comprehensive income by item [abstract]
OTHER COMPREHENSIVE INCOME (LOSS)
OTHER COMPREHENSIVE INCOME (LOSS)
Other comprehensive income (loss) consists of the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
Items that may be reclassified to net income:
Foreign currency translation
Net unrealized foreign currency translation (losses) gains in respect of foreign operations	$(161)	$(874)	$—	$(709)
Reclassification of realized foreign currency translation gains to net income on dispositions of foreign operations	—	—	26	—
Gains (losses) on hedges of net investments in foreign operations, net of income taxes for the three and six months ended Jun. 30, 2019 of ($1) million and nil (2018 – ($9) million and ($5) million)(1)	86	338	49	208
Reclassification gains from hedges of net investment in foreign operation to net income on disposition of foreign operations	—	—	2	—
	(75)	(536)	77	(501)
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income taxes for the three and six months ended Jun. 30, 2019 of ($2) million and ($5) million (2018 – ($11) million and ($12) million)	(8)	23	(40)	53
	(8)	23	(40)	53
Equity accounted investments
Share of unrealized foreign currency translation (losses) gains in respect of foreign operations	—	(2)	(1)	(1)
Reclassification gains from hedges of net investment in foreign operation to net income on disposition of foreign operations	—	—	1	—
Gains (losses) on derivatives designated as cash flow hedges	(49)	8	(51)	22
	(49)	6	(51)	21
Items that will not be reclassified to net income:
Unrealized (losses) on securities - FVTOCI, net of income taxes for the three and six months ended Jun. 30, 2019 of ($1) million and nil (2018 – nil and $2 million)	—	1	1	(4)
Net remeasurement (losses) on defined benefit obligations	(1)	2	(1)	2
Revaluation surplus	—	2	—	2
	(1)	5	—	—
Total other comprehensive income (loss)	$(133)	$(502)	$(14)	$(427)

(1)	Unrealized gains (losses) on a number of hedges of net investments in foreign operations are with a related party.